================================================================================

INVESTMENT ADVISER   Value Line, Inc.                  -------------------------
                     220 East 42nd Street                    ANNUAL REPORT
                     New York, NY 10017-5891           -------------------------
                                                           FEBRUARY 29, 2004
DISTRIBUTOR          Value Line Securities, Inc.       -------------------------
                     220 East 42nd Street
                     New York, NY 10017-5891

CUSTODIAN BANK       State Street Bank and Trust Co.
                     225 Franklin Street
                     Boston, MA 02110

SHAREHOLDER          State Street Bank and Trust Co.
SERVICING AGENT      c/o BFDS
                     P.O. Box 219729                           VALUE LINE
                     Kansas City, MO 64121-9729                TAX EXEMPT
                                                               FUND, INC.
INDEPENDENT          PricewaterhouseCoopers LLP
AUDITORS             1177 Avenue of the Americas
                     New York, NY 10036

LEGAL COUNSEL        Peter D. Lowenstein, Esq.
                     Two Sound View Drive, Suite 100
                     Greenwich, CT 06830

DIRECTORS            Jean Bernhard Buttner
                     John W. Chandler
                     Frances T. Newton
                     Francis C. Oakley
                     David H. Porter
                     Paul Craig Roberts
                     Marion N. Ruth
                     Nancy-Beth Sheerr

OFFICERS             Jean Bernhard Buttner
                     CHAIRMAN AND PRESIDENT
                     Charles Heebner
                     VICE PRESIDENT
                     Bradley T. Brooks
                     VICE PRESIDENT
                     David T. Henigson
                     VICE PRESIDENT AND
                     SECRETARY/TREASURER                        [LOGO]
                     Joseph Van Dyke                          VALUE LINE
                     ASSISTANT SECRETARY/TREASURER             NO-LOAD
                     Stephen La Rosa                            MUTUAL
                     ASSISTANT SECRETARY/TREASURER              FUNDS


AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #529404

THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

During the year ended February 29, 2004, prices of tax-exempt securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), dropped from 5.04% on February 28, 2003 to 4.72% on February 29, 2004. The drop in tax-exempt interest rates was the result of the strong demand for municipal bonds, the accommodative monetary policy of the Federal Reserve, and contained inflation. However, during this same period, long-term taxable rates, as measured by the 30-year Treasury bond, rose from 4.67% to 4.85%. The large amount of Treasury issuance and the growing government deficit have contributed to higher long-term Treasury yields.

For the 12 months ended February 29, 2004, tax-exempt bonds have outperformed taxable bonds. During this period, the Lehman Brothers Municipal Bond Index(2) was up 6.28% compared to 4.54% for the Lehman Brothers Aggregate Bond Index. This outstanding relative performance occurred despite the record volume of new tax-exempt bonds of $383 billion in 2003, which broke the previous record of $357 billion set in 2002.

Currently, a 30-year triple-A rated municipal bond yields 4.32%, which is 92.7% of the 4.66% yield of the 30-year Treasury bond. A 4.32% tax-exempt yield is equivalent to a 6.65% taxable yield for individuals in the 35% tax bracket. This high municipal-to-taxable yield ratio shows how attractive municipal bonds are as income vehicles for investors.

NATIONAL BOND PORTFOLIO

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(3). During the year ended February 29, 2004, the Portfolio's total return was 5.36%. Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, has been 316.20%. This is equivalent to an average annual total return of 7.41%(4).

Your Portfolio's 5.36% total return for the year ended February 29, 2004 was less than the 6.28% total return of the Lehman Brothers Municipal Bond Index during the same time period. The total return of the Lehman Index does not reflect the Portfolio's expenses of 0.94%, which, if deducted, would lower the Index returns to 5.34%.

Your Fund's management continues to emphasize bonds with high quality and with call protection(5) in order to maintain and maximize shareholder income without sacrificing safety of principal. Over 91% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 33.5% of the Portfolio is invested in noncallable bonds, mostly with high coupons. The Portfolio's highest concentrations of investments are in the insured, housing-revenue, and short-term sectors respectively. Management continually monitors the Portfolio's duration and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Index.

MONEY MARKET PORTFOLIO

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share(6). The Portfolio consists only of securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.10% as of February 29, 2004, which is equivalent to a 0.15% taxable yield for those in the 35% tax bracket.

--------------------------------------------------------------------------------
2

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

TAX EXEMPT FUND SHAREHOLDERS
================================================================================

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.


We thank you for your continued confidence in Value Line. We look forward to serving your investment needs in the future.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

March 31, 2004

--------------------------------------------------------------------------------
(1) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(3) INCOME FROM BOTH PORTFOLIOS MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.
(4)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
(5) CALL-PROTECTION REFERS TO THE INABILITY OF THE ISSUER TO REDEEM A BOND FOR A NUMBER OF YEARS AFTER BEING ISSUED BUT PRIOR TO MATURITY.
(6) AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.



================================================================================

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains generally muted, thanks, in part, to subdued labor costs. Adequate supplies of most raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.
















--------------------------------------------------------------------------------
4

                                            THE VALUE LINE TAX EXEMPT FUND, INC.



================================================================================

The following graph compares the performance of the Value Line Tax Exempt Fund National Bond Portfolio to that of the Lehman Brothers Municipal Bond Index. The Value Line Tax Exempt Fund National Bond Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

             COMPARISON OF A CHANGE IN VALUE OF $10,000 INVESTMENT
           IN THE VALUE LINE TAX EXEMPT FUND NATIONAL BOND PORTFOLIO
                 AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX


                              [PLOT POINTS GRAPH]


Performance Data:*

                   (Period covered is from 3/1/94 to 2/29/04)

                                        NATIONAL BOND                                                          MONEY MARKET
                                          PORTFOLIO                                                              PORTFOLIO
                                   -----------------------                                                 ---------------------
                                    AVERAGE     GROWTH OF                                                   AVERAGE   GROWTH OF
                                     ANNUAL     AN ASSUMED                                                   ANNUAL   AN ASSUMED
                                     TOTAL      INVESTMENT                                                   TOTAL    INVESTMENT
                                     RETURN     OF $10,000                                                   RETURN   OF $10,000
                                   -----------------------                                                 ---------------------
 1 year ended 2/29/04 ..........      5.36%      $10,536              1 year ended 2/29/04 ...............    0.16%    $10,016
 5 years ended 2/29/04 .........      4.94%      $12,729              5 years ended 2/29/04 ..............    1.35%    $10,696
10 years ended 2/29/04 .........      5.32%      $16,786             10 years ended 2/29/04 ..............    1.95%    $12,130
                                                                                                            --------------------
                                                                      7 day current yield (2/29/04)(1) ...    0.10%

================================================================================
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) THE FUND'S CURRENT YIELD REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A SEVEN-DAY PERIOD, WHICH IS THEN ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================

PRINCIPAL                                                                                RATING
 AMOUNT                               NATIONAL BOND PORTFOLIO                          (UNAUDITED)        VALUE
-----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (90.8%)
                ALASKA (1.9%)
                Housing Finance Corp.:
 $1,115,000       Collateralized Veteran's Mortgage Revenue, 1st Ser., 6.00%,
                    6/1/15........................................................        Aaa          $1,189,069
  1,100,000       Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17...........        Aaa           1,165,681
    400,000     International Airports Revenues, Ser. B, 5.75%, 10/1/17...........        Aaa             463,392
                                                                                                       ----------
                                                                                                        2,818,142
                                                                                                       ----------
                ARKANSAS (0.4%)
    500,000     State Development Financial Authority, Single-Family Mortgage
                  Revenue, Mortgage-Backed, Securities Program, Ser. D, 5.30%,
                  7/1/24..........................................................        AAA*            523,080

                CALIFORNIA (2.9%)
  2,000,000     General Obligation Unlimited, 5.00%, 11/1/12......................       Baa1           2,175,500
  2,015,000     Santa Clara Redevelopment Agency Tax Allocation, Bayshore North
                  Project, 5%, 6/1/20.............................................        Aaa           2,167,938
                                                                                                       ----------
                                                                                                        4,343,438
                                                                                                       ----------
                DISTRICT OF COLUMBIA (1.6%)
  2,460,000     District of Columbia, Settlement Financing Corp., Asset Backed
                  Revenue, 6.25%, 5/15/24.........................................         A1           2,393,727

                FLORIDA (3.4%)
  1,500,000     Housing Finance Corp., Homeowner Mortgage Revenue, Ser. Z,
                  4.70%, 7/1/24...................................................         AA*          1,505,055
    425,000     Lee County, Housing Finance Authority Single Family Revenue,
                  Multi-County Program, Ser. A, 7.45%, 9/1/27.....................        AAA*            445,098
  2,070,000     Orlando, Utilities Commission, Water & Electric Revenue, Ser. C,
                  5.25%, 10/1/22..................................................        Aa2           2,254,975
    850,000     Pinellas County, Housing Finance Authority Single Family
                  Mortgage Revenue, 5.30%, 9/1/21.................................        Aaa             895,892
                                                                                                       ----------
                                                                                                        5,101,020
                                                                                                       ----------
                HAWAII (2.1%)
                Department of Budget and Finance, Special Purpose Mortgage
                  Revenue:
  2,000,000       Kapiolani Health Care System, 6.40%, 7/1/13.....................        Aaa           2,491,300
    600,000     General Obligation Unlimited, Ser. DA, 5.25%, 9/1/20 .............        Aaa             665,862
                                                                                                       ----------
                                                                                                        3,157,162
                                                                                                       ----------

--------------------------------------------------------------------------------
6

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================


   PRINCIPAL                                                                             RATING
    AMOUNT                             NATIONAL BOND PORTFOLIO                         (UNAUDITED)         VALUE
---------------------------------------------------------------------------------------------------------------------
                ILLINOIS (3.0%)
 $1,110,000     Chicago Single Family Mortgage Revenue, Collateralized, Ser. A,
                  6.35%, 10/1/30....................................................       Aaa          $ 1,197,091
  1,540,000     Illinois State, Sales Tax Revenue, 5.25%, 6/15/21...................       Aa3            1,691,952
  1,500,000     Illinois State, General Obligations Unlimited, First Series, 5.375%,
                  7/1/20............................................................       Aaa            1,664,115
                                                                                                        -----------
                                                                                                          4,553,158
                                                                                                        -----------
                INDIANA (4.2%)
  2,080,000     Hammond, Multi-Schedule Building Corp., First Mortgage
                  Revenue, Ser. A, 5.00%, 7/15/19...................................       Aaa            2,251,475
  3,000,000     Office Building Commission, Capital Complex, Revenue, Ser. B,
                  7.40%, 7/1/15.....................................................       Aaa            4,037,970
                                                                                                        -----------
                                                                                                          6,289,445
                                                                                                        -----------
                IOWA (0.4%)
    590,000     Financial Authority Single Family Mortgage Revenue, Ser. A,
                  5.00%, 7/1/22.....................................................       Aaa              609,057

                LOUISIANA (1.9%)
  2,710,000     Housing Finance Agency, Multi-Family Mortgage Revenue, 3.95%,
                  12/1/12...........................................................       Aaa            2,845,907

                MAINE (2.6%)
                Housing Authority Mortgage Purchase Revenue:
  1,120,000       Ser, A-1 3.50%, 11/15/12..........................................                      1,133,922
    900,000       Ser. F, 3.70%, 11/15/12...........................................                        924,435
  1,215,000       Ser. D-1, 3.90%, 11/15/12.........................................                      1,275,993
    580,000       Ser. A-1, 3.75%, 11/15/13.........................................                        590,625
                                                                                                        -----------
                                                                                                          3,924,975
                                                                                                        -----------
                MASSACHUSETTS (8.0%)
  4,675,000     Development Finance Agency, Revenue, Boston University, Ser. P,
                  6.00%, 5/15/59....................................................        A3            5,422,018
  1,405,000     Housing Finance Agency Revenue, Ser. S, 5.05%, 12/1/23 .............       Aa3            1,439,788
  4,500,000     Special Obligation Revenue, Federal Highway Grant Anticipation
                  Notes -- A, 5.00%, 12/15/12.......................................       Aaa            5,125,635
                                                                                                        -----------
                                                                                                         11,987,441
                                                                                                        -----------
                MICHIGAN (1.5%)
  2,000,000     Detroit, Convention Facility, Cobo Hall, 5.00%, 9/30/12 ............       Aaa            2,271,720

--------------------------------------------------------------------------------
                                                                               7

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================


   PRINCIPAL                                                                              RATING
    AMOUNT                             NATIONAL BOND PORTFOLIO                          (UNAUDITED)         VALUE
--------------------------------------------------------------------------------------------------------------------
                MINNESOTA (3.3%)
 $1,000,000     Housing Finance Agency, Residential Housing Revenue, Ser. I,
                  5.10%, 7/1/20......................................................       Aa1          $1,049,670
    870,000     Housing Finance Agency, Single Family Mortgage Revenue, Ser. A,
                  5.35%, 7/1/17......................................................       Aaa             916,058
  2,525,000     St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12 ..............       Aa2           2,898,220
                                                                                                         ----------
                                                                                                          4,863,948
                                                                                                         ----------
                MISSISSIPPI (0.8%)
  1,175,000     Home Corp. Single Family Revenue, Ser. A-2, 5.30%, 12/1/23...........       Aaa           1,227,875

                NEBRASKA (1.2%)
    685,000     Investment Finance Authority, Single Family Mortgage Revenue,
                  Ser. D, 5.25%, 9/1/22..............................................       AAA*            713,154
  1,000,000     Municipal Energy Agency, Power Line Supply Systems Revenue,
                  Ser. A, 5.25%, 4/1/23..............................................       Aaa           1,085,740
                                                                                                         ----------
                                                                                                          1,798,894
                                                                                                         ----------
                NEVADA (0.7%)
  1,000,000     Las Vegas General Obligation Limited, Tax Package, Ser. A, 5.25%,
                  12/1/20............................................................       Aaa           1,097,760
                NEW JERSEY (2.9%)
  2,000,000     State Transportation Corp., Certificates, Federal Transportation
                  Administration Grants, Ser. A, 5.50%, 9/15/12......................       Aaa           2,355,600
  2,140,000     Tobacco Settlement Financing Corp., Asset Backed Revenue,
                  5.75%, 6/1/32......................................................        A1           2,006,699
                                                                                                         ----------
                                                                                                          4,362,299
                                                                                                         ----------
                NEW YORK (5.5%)
                Dormitory Authority:
  2,200,000       Revenue Ser. B, 5.25%, 11/15/29....................................       Aaa           2,525,028
  2,000,000       Lease Revenue, Ser. B, 5.25%, 7/1/31...............................       Aaa           2,296,920
  1,500,000     General Obligations Unlimited, Ser. G, 5.50%, 8/1/12.................       Aaa           1,753,410
  1,600,000     Mortgage Agency Revenue, Homeowners Mortgage, Ser. 110,
                  3.80%, 10/1/12.....................................................       Aa1           1,662,080
                                                                                                         ----------
                                                                                                          8,237,438
                                                                                                         ----------

--------------------------------------------------------------------------------

                                            THE VALUE LINE TAX EXEMPT FUND, INC.
                                                               February 29, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                         RATING
   AMOUNT                          NATIONAL BOND PORTFOLIO                      (UNAUDITED)         VALUE
------------   --------------------------------------------------------------   -------------   ------------
               NORTH DAKOTA (1.1%)
               Housing Finance Agency, Housing Finance Program, Home
               Mortgage Finance Program Refunding Bonds:
 $  550,000      Ser. A, 6.20%, 7/1/14.......................................       Aa3          $  596,772
  1,000,000      Ser. B, 5.30%, 7/1/24.......................................       Aa2           1,044,750
                                                                                                 ----------
                                                                                                  1,641,522
                                                                                                 ----------
               OHIO (1.1%)
               Housing Finance Agency, Mortgage Revenue:
    855,000      Ser. F, 5.625%, 9/1/16......................................       Aa2             932,275
    625,000      Ser. A-2, 5.50%, 9/1/22.....................................       Aaa             664,919
                                                                                                 ----------
                                                                                                  1,597,194
                                                                                                 ----------
               OREGON (2.3%)
  1,000,000    Housing Community Service Department, Single-Family Mortgage
                 Revenue, Ser. J, 3.60%, 7/1/12..............................       Aa2           1,025,590
  2,300,000    Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath
                 Cogen, 5.50%, 1/1/07........................................      NR(4)          2,413,850
                                                                                                 ----------
                                                                                                  3,439,440
                                                                                                 ----------
               PENNSYLVANIA (4.9%)
  2,000,000    Delaware Valley Regional Finance Authority, Local Government
                 Revenue, 5.50%, 7/1/12......................................       Aa2           2,324,900
  4,035,000    Washington County Authority, Capital Funding Revenue, Capital
                 Project and Equipment Program, 6.15%, 12/1/29...............       Aaa           4,950,542
                                                                                                 ----------
                                                                                                  7,275,442
                                                                                                 ----------
               SOUTH CAROLINA (1.7%)
  2,000,000    Piedmont Municipal, Power Agency, Electric Revenue,
                 6.75%, 1/1/19...............................................       Aaa           2,584,840

               SOUTH DAKOTA (5.2%)
  3,000,000    Heartland Consumers Power Distribution, Electric Utility,
                 6.00%, 1/1/17...............................................       Aaa           3,652,020
               Housing Development Authority, Homeownership
                 Mortgage Revenue
    555,000      Ser. G, 3.95%, 5/1/12.......................................       AA1             582,400
  1,500,000      Ser. C, 5.35%, 5/1/22.......................................       Aa1           1,590,120
  1,500,000      Ser. D, 5.25%, 5/1/17.......................................       Aa1           1,606,425
    305,000      Ser. H, 5.70%, 5/1/17.......................................       Aa1             329,614
                                                                                                 ----------
                                                                                                  7,760,579
                                                                                                 ----------

--------------------------------------------------------------------------------
                                                                               9

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================


   PRINCIPAL                                                                                  RATING
    AMOUNT                               NATIONAL BOND PORTFOLIO                            (UNAUDITED)         VALUE
--------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (0.8%)
 $1,000,000     Memphis-Sheloy County, Airport Authority Revenue, Ser. A,
                  6.25%, 2/15/11.........................................................       Aaa          $ 1,187,730

                TEXAS (15.1%)
  1,990,000     Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .....................       Aaa            2,144,543
  1,400,000     Brazos River Authority, Revenue, Houston Industries, Inc. Ser. D,
                  4.90%, 10/1/15.........................................................       Aaa            1,547,434
  1,835,000     Galveston County, General Obligation Limited, Ser. C,
                  5.25%, 2/1/21..........................................................       Aaa            2,004,297
  2,060,000     Harris County, Senior-Lien Toll Road, Revenue, 5.375%, 8/15/22 ..........       Aaa            2,261,715
  1,000,000     Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20 ................       Aaa            1,122,210
  2,000,000     Houston, Public Improvement General Obligation Limited,
                  5.25%, 3/1/21..........................................................       Aaa            2,168,480
  2,240,000     La Marque, Independent School District, General Obligation
                  Unlimited, 5.25%, 2/15/22..............................................       Aaa            2,431,789
  3,000,000     Lubbock, Housing Finance Corp., Single Family Mortgage
                  Revenue, Refunding, Ser. A, 8.00%, 10/1/21.............................       AAA*           4,421,070
  1,700,000     Mansfield Independent School District, School Building, General
                  Obligation Unlimited, 5.00%, 2/15/20...................................       Aaa            1,816,433
                State Affordable Housing Corporation, Multifamily Revenue,
    979,000       Ser. A, 6.75%, 8/20/21.................................................       Aaa            1,096,960
  1,500,000       Ser. A, 5.40%, 9/1/22..................................................       Aaa            1,617,810
                                                                                                             -----------
                                                                                                              22,632,741
                                                                                                             -----------
                UTAH (2.1%)
                Housing Corp., Single Family Mortgage Revenue:
    600,000       Ser. A-1-CL-111, 5.125%, 7/1/24........................................       Aa3              625,524
  1,500,000       Ser. C-CL-111, 5.00%, 7/1/25...........................................       Aa3            1,544,205
  1,000,000       Ser. G-CL-111, 5.10%, 10/1/26..........................................       Aa3            1,033,420
                                                                                                             -----------
                                                                                                               3,203,149
                                                                                                             -----------
                VIRGINIA (0.4%)
    500,000     Housing Development Authority, Commonwealth Mortgage
                  Revenue, Ser. A, 4.85%, 10/1/21........................................       Aa1              515,430

--------------------------------------------------------------------------------
10

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================


   PRINCIPAL                                                                                   RATING
    AMOUNT                                NATIONAL BOND PORTFOLIO                            (UNAUDITED)          VALUE
---------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (4.1%)
 $1,000,000     Port Seattle, Revenue, Subordinated Lien, Ser. A, 5.25%, 9/1/22 ..........       Aaa          $  1,080,430
  1,875,000     Spokane, Public Facility District Hotel Motel & Sales Use Tax,
                  Revenue, Bonds, 5.75%, 12/1/20..........................................       Aaa             2,189,062
    240,000     State House Finance Commission, Revenue Single Family Program,
                  Ser. 3N-R, 5.35%, 12/1/16...............................................       Aaa               257,184
  2,375,000     Tacoma, Water Revenue, 5.00%, 12/1/21 ....................................       Aaa             2,543,863
                                                                                                              ------------
                                                                                                                 6,070,539
                                                                                                              ------------
                WISCONSIN (3.7%)
  3,950,000     Badger Tobacco Securitization Corp., Asset Backed Revenue,
                  6.125%, 6/1/27..........................................................       Baa2            3,870,447
  1,560,000     Housing and Economic Development Authority, Revenue, Ser. C,
                  4.60%, 11/1/11..........................................................       Aaa             1,688,232
                                                                                                              ------------
                                                                                                                 5,558,679
                                                                                                              ------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $127,742,317)......................................................                     135,873,771
                                                                                                              ------------



















--------------------------------------------------------------------------------
                                                                              11

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================


   PRINCIPAL                                                                         RATING
    AMOUNT                           NATIONAL BOND PORTFOLIO                       (UNAUDITED)             VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (8.1%)
 $3,200,000     California State Department Water, Power Supply Revenue,
                  Ser. B-5, .97%, 5/1/22........................................    VM1G-1(2)          $   3,200,000
    300,000     Detroit, Michigan Water Supply System, Revenue, Senior Lien,
                  Ser. D, .95%, 7/1/33..........................................    VM1G-1(3)                300,000
  1,600,000     East Baton Rouge Parish, Louisiana, Pollution Control Revenue,
                  Exxon Project, .96%, 11/1/19..................................       Aaa(2)              1,600,000
  1,900,000     Hapeville, Georgia Development Authority, Industrial Development
                  Revenue, .97%, 11/1/15........................................       Aa1(2)              1,900,000
  1,920,000     Massachusetts State Health and Education Facility, Capital Asset
                  Program, Ser. D, .97%, 1/1/35.................................    VM1G-1(2)              1,920,000
  1,600,000     New York, New York City Municipal Water Finance Authority,
                  Revenue, Ser. C, .97%, 6/15/22................................    VM1G-1(2)              1,600,000
  1,600,000     San Antonio Texas Educational Facilities Corp., Revenue, Higher
                  Education-Trinity University, .98%, 6/1/33....................       AA*(2)              1,600,000
                                                                                                       -------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (COST $12,120,000).............................................                          12,120,000
                                                                                                       -------------
                TOTAL MUNICIPAL SECURITIES (98.9%)
                 (COST $139,862,317)............................................                         147,993,771

                CASH AND OTHER ASSETS IN EXCESS OF
                  LIABILITIES (1.1%)............................................                           1,645,861
                                                                                                       -------------
                NET ASSETS (100.0%) ............................................                       $ 149,639,632
                                                                                                       =============
                NET ASSET VALUE, OFFERING AND REDEMPTION
                  PRICE, PER OUTSTANDING SHARE..................................                       $       11.03
                                                                                                       =============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 29, 2004.

(4) SECURITY NOT RATED




















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================

 PRINCIPAL                                                                         RATING
  AMOUNT                          MONEY MARKET PORTFOLIO                         (UNAUDITED)        VALUE
------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (105.3%)

             CALIFORNIA (10.8%)
 $500,000    Housing Financing Authority, Home Mortgage Revenue, Ser. M,
               1.01%, 2/1/25.................................................    VM1G-1(2)       $  500,000
  500,000    Santa Barbara Redevelopment Agency, Tax Allocation, Ser. A,
               2.00%, 3/1/04.................................................       Aaa             500,000
  200,000    State Department Water, Power Supply Revenue, Ser. B-5,
               .97%, 5/1/22..................................................    VM1G-1(2)          200,000
                                                                                                 ----------
                                                                                                  1,200,000
                                                                                                 ----------
             GEORGIA (4.5%)
  500,000    Columbus, Sales Tax, General Obligation Unlimited,
                3.00%, 7/1/04................................................       Aa3             503,328

             ILLINOIS (32.5%)
  500,000    Chicago Board of Education, General Obligations Unlimited Tax,
               Ser. D, .95%, 3/1/32..........................................    VM1G-1(3)          500,000
  500,000    Development Financing Authority Revenue, Chicago Educational
               TV Association, Ser. A, .95%, 11/1/14.........................    VM1G-1(3)          500,000
  500,000    Development Financing Authority Revenue, World
               Communications, Inc. .95%, 8/1/15.............................    VM1G-1(3)          500,000
  500,000    Educational Facilities Authority, Revenue, DePaul University,
               Ser. CP-1, .95%, 4/1/06.......................................    VM1G-1(3)          500,000
  500,000    Educational Facilities Authority, Revenue Northwestern Project,
               .95%, 12/1/25.................................................    VM1G-1(3)          500,000
  100,000    Metropolitan Water Reclamation Distributor Greater Chicago,
               Capital Improvement, Ser. E, .93%, 12/122.....................    VM1G-1(3)          100,000
  500,000    Naperville, Revenue, Dupage Children's Museum Project,
               .98%, 6/1/30..................................................    VM1G-1(3)          500,000
  500,000    Village of Schaumburg, General Obligations Unlimited Tax,
               Ser. B, .95%, 12/1/15.........................................    VM1G-1(3)          500,000
                                                                                                 ----------
                                                                                                  3,600,000
                                                                                                 ----------
             KENTUCKY (0.9%)
  100,000    Housing Corp., Revenue, Ser. G, 1.25%, 7/1/04 ..................       Aaa             100,000

             MARYLAND (4.7%)
             Prince George County Industrial Development Authority, Lease
               Revenue Bonds:
  310,000      Upper Marlboro Justice-A, 2.00%, 6/30/04......................       Aaa             311,069
  210,000      Upper Marlboro Justice-B, 2.00%, 6/30/04......................       Aaa             210,725
                                                                                                 ----------
                                                                                                    521,794
                                                                                                 ----------

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================


 PRINCIPAL                                                                         RATING
  AMOUNT                           MONEY MARKET PORTFOLIO                        (UNAUDITED)         VALUE
------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (2.3%)
 $100,000    Ashland, General Obligation Limited, 5.25%, 6/1/04 ..............       Aaa          $  100,997
  150,000    State Development Finance Agency, Revenue, Brandeis University,
               Ser. K, 2%, 10/1/04............................................       Aaa             150,696
                                                                                                  ----------
                                                                                                     251,693
                                                                                                  ----------
             MICHIGAN (11.9%)
  500,000    Detroit Economic Development Corp., Research Recovery
               Revenue, Ser. A, 3.45%, 5/1/04.................................       Aaa             501,828
  570,000    Detroit Sewer Disposal, Revenue, Senior Lien-Ser. C,
               2.00%, 7/1/04..................................................       Aaa             571,902
  250,000    Northville Public Schools, General Obligations Unlimited,
               3.00%, 5/1/04..................................................       Aa1             250,820
                                                                                                  ----------
                                                                                                   1,324,550
                                                                                                  ----------
             MINNESOTA (4.5%)
  500,000    State Higher Education Coordinating Board, Revenue, Supplement
               Student Loan Program B, 1.00%, 11/1/24.........................    VM1G-1(3)          500,000

             NEW JERSEY (0.9%)
  100,000    State Building Authority Revenue Bonds, 5.50%, 6/15/04 ..........       Aa3             101,255

             NEW YORK (14.5%)
  550,000    Monroe County, Airport Authority, Greater Rochester International
               Airport, Revenue Refunding, Ser. 2004, 2.00%, 1/1/05...........       Aaa             552,420
  500,000    Nassau County, General Obligation Unlimited Notes, Ser. A,
               2.00%, 4/15/04.................................................       M1G1            500,582
  100,000    New York City Municipal Water Finance Authority, Revenue,
               Ser. C, .97%, 6/15/22..........................................    VM1G-1(2)          100,000
  300,000    Saratoga County Industrial Development Agency, Revenue,
               Skidmore College Project, Ser. A, 2.00%, 7/1/04................       Aaa             300,891
  150,000    State Mortgage Agency, Homeowners, Mortgage Revenue,
               Ser. 110, 1.20%, 1/1/04........................................       AA1             150,000
                                                                                                  ----------
                                                                                                   1,603,893
                                                                                                  ----------
             NORTH CAROLINA (2.3%)
  255,000    Fayetteville Public Works Commission, Revenue, Ser. A,
               6.75%, 3/1/04..................................................       Aaa             255,000

--------------------------------------------------------------------------------
14

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================


 PRINCIPAL                                                                                  RATING
  AMOUNT                               MONEY MARKET PORTFOLIO                             (UNAUDITED)          VALUE
-----------------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (7.0%)
 $300,000    Pittsburgh Water and Sewer Authority, Revenue, 1.15%, 9/1/04 .............       Aaa          $   300,000
  200,000    State General Obligation Unlimited, First Series, 5.30%, 5/1/04 ..........       Aa2              201,404
  275,000    Westmoreland County Municipal Authority, Municipal Service
               Revenue, 4.80%, 8/14/04.................................................       Aaa              279,604
                                                                                                           -----------
                                                                                                               781,008
                                                                                                           -----------
             TEXAS (5.4%)
  100,000    Harris County, Industrial Development Corp., Solid Waste Disposal
               Revenue, Exxon Project, .99%, 4/1/32....................................    VM1G-1(2)           100,000
  500,000    State General Obligation Unlimited, College Student Loan,
               .95%, 2/1/10............................................................       Aa1              499,443
                                                                                                           -----------
                                                                                                               599,443
                                                                                                           -----------
             VIRGINIA (0.9%)
  100,000    Spotsylvania County, Water and Sewer System, Revenue,
               3.00%, 6/1/04...........................................................       Aaa              100,484

             WISCONSIN (2.2%)
  240,000    Appleton, General Obligation Unlimited Notes, Ser. A,
               3.00%, 4/1/04...........................................................       Aa1              240,368
                                                                                                           -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES (105.3%)
              (COST $11,682,816).......................................................                    $11,682,816
             LIABILITIES LESS CASH AND OTHER ASSETS (-5.3%) ...........................                       (593,345)
                                                                                                           -----------
             NET ASSETS (100.0%) ......................................................                    $11,089,471
                                                                                                           ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION
               PRICE, PER OUTSTANDING SHARE............................................                    $      1.00
                                                                                                           ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 29, 2004.












SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15


THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                               STATEMENT OF OPERATIONS
AT FEBRUARY 29, 2004                                              FOR THE YEAR ENDED FEBRUARY 29, 2004
=================================================================================================================================

                                              PORTFOLIO                                                         PORTFOLIO
                                     --------------------------                                         -------------------------
                                         NATIONAL      MONEY                                              NATIONAL        MONEY
                                          BOND         MARKET                                               BOND         MARKET
                                     --------------------------                                         -------------------------
                                          (IN THOUSANDS)                                                     (IN THOUSANDS)
ASSETS:                                                           INVESTMENT INCOME:
Investment securities,at value                                    Interest .............................   $6,757        $117
   (cost $139,862 and amortized                                                                         -------------------------
   cost $11,683).....................   $147,994      $11,683     EXPENSES:
Cash.................................         64           22     Advisory fee .........................      761          55
Receivable for securities sold ......      4,766           --     Service and distribution plan fee ....      381          27
Interest receivable..................      1,642           45     Audit and legal fees .................       84          11
Receivable for capital shares sold...          4           22     Transfer agent fees ..................       55          19
                                     --------------------------   Custodian fees .......................       39           5
TOTAL ASSETS ........................    154,470       11,772     Registration and filing fees .........       35           5
                                     --------------------------   Printing and stationary ..............       26           4
LIABILITIES:                                                      Director's fees and expenses .........       20           1
Payable for securities purchased.....      4,231          654     Postage ..............................        8           2
Capital shares repurchased...........        307            8     Other ................................       26           4
Dividends payable to shareholders....        120           --                                           -------------------------
Accrued expenses:                                                      Total expenses before fees
  Advisory fee.......................         54            4             waived and custody credits ...    1,435         133
  Service and distribution plan fees
     payable.........................         28           --          Less: service and distribution
  Other..............................         90           17             plan fee waived ..............       --         (27)
                                     --------------------------        Less: advisory fee waived .......       --          (6)
TOTAL LIABILITIES....................      4,830          683
                                     --------------------------        Less: custody credits ...........       (4)         --*
NET ASSETS...........................   $149,640      $11,089                                           -------------------------
                                     ==========================        NET EXPENSES ....................    1,431         100
NET ASSETS                                                                                              -------------------------
Capital stock,at $.01 par value                                   NET INVESTMENT INCOME ................    5,326          17
   (Authorized 65,000,000 shares and                                                                    -------------------------
   125,000,000 shares, respectively;                              REALIZED AND UNREALIZED GAIN ON
   outstanding 13,569,576 shares and                                 INVESTMENTS
   11,106,639 shares, respectively)..   $    136      $   111          Net Realized Gain (Loss) ........    1,072          (1)
Additional paid-in capital...........    140,209       10,987          Net change in Net Unrealized
Undistributed net investment income..         32           --             Appreciation .................    2,156          --
Accumulated net realized gain (loss)                                                                    -------------------------
   on investments....................      1,131           (9)    NET REALIZED GAIN AND CHANGE IN
Net unrealized appreciation of                                       NET UNREALIZED APPRECIATION ON
   investments.......................      8,132           --        INVESTMENTS .......................    3,228          (1)
                                     --------------------------                                         -------------------------
NET ASSETS...........................   $149,640      $11,089     NET INCREASE IN NET ASSETS FROM
                                     ==========================      OPERATIONS ........................   $8,554        $ 16
NET ASSET VALUE, OFFERING AND                                                                           =========================
   REDEMPTION PRICE, PER OUTSTANDING
   SHARE ($149,639,632 DIVIDED BY                                 *ROUND TO LESS THAN ONE THOUSAND
   13,569,576 SHARES OUTSTANDING AND
   $11,089,471 DIVIDED BY 11,106,639
   SHARES OUTSTANDING, RESPECTIVELY).   $  11.03      $  1.00
                                     ==========================




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED FEBRUARY 29, 2004 AND FEBRUARY 28, 2003
================================================================================

                                                              NATIONAL BOND                   MONEY MARKET
                                                                PORTFOLIO                       PORTFOLIO
                                                     -------------------------------   ---------------------------
                                                           2004             2003            2004           2003
                                                     -------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income ...........................     $   5,326        $    6,291       $    17        $     43
 Net realized gain (loss) on investments .........         1,072             1,459            (1)              1
 Change in unrealized appreciation ...............         2,156             1,782            --              --
 Net increase from payments made by
   Adviser .......................................            --                --            --              10
                                                     -------------------------------------------------------------
 Net increase in net assets from operations.......         8,554             9,532            16              54
                                                     -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ...........................        (5,303)           (6,201)          (17)            (43)
 Net realized gains ..............................            (6)             (300)           --              --
                                                     -------------------------------------------------------------
 Net decrease in net assets from
   distributions .................................        (5,309)           (6,501)          (17)            (43)
                                                     -------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ................       270,194           220,893         5,725           5,515
 Net proceeds from reinvestment of
   distributions to shareholders .................         3,695             4,548            17              43
 Cost of shares repurchased ......................      (292,669)         (225,425)       (5,071)         (6,843)
                                                     -------------------------------------------------------------
 Net increase (decrease) in net assets from
   capital share transactions ....................       (18,780)               16           671          (1,285)
                                                     -------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (15,535)            3,047           670          (1,274)
NET ASSETS:
 Beginning of year ...............................       165,175           162,128        10,419          11,693
                                                     -------------------------------------------------------------
 End of year .....................................     $ 149,640        $  165,175       $11,089        $ 10,419
                                                     =============================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT
 END OF YEAR .....................................     $      32        $      248            --        $      1
                                                     =============================================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


--------------------------------------------------------------------------------
18

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.


2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                                   NATIONAL BOND PORTFOLIO
                                                ------------------------------
                                                  YEAR ENDED       YEAR ENDED
                                                 FEBRUARY 29,     FEBRUARY 28,
                                                    2004             2003
                                                ------------------------------
                                                      (IN THOUSANDS)
Shares sold .................................      25,192           20,630
Shares issued to
   shareholders in
   reinvestment of
   distributions ............................         342              425
                                                ------------------------------
                                                   25,534           21,055
Shares repurchased ..........................     (27,195)         (21,006)
                                                ------------------------------
Net (decrease) increase .....................      (1,661)              49
                                                ==============================


                                                    MONEY MARKET PORTFOLIO
                                                ------------------------------
                                                  YEAR ENDED       YEAR ENDED
                                                 FEBRUARY 29,     FEBRUARY 28,
                                                     2004             2003
                                                ------------------------------
                                                      (IN THOUSANDS)
Shares sold .................................        5,725        5,515
Shares issued to
   shareholders in
   reinvestment of
   distributions ............................           16           43
                                                ------------------------------
                                                     5,741        5,558
Shares repurchased ..........................       (5,070)      (6,843)
                                                ------------------------------
Net increase (decrease) .....................          671       (1,285)
                                                ==============================


--------------------------------------------------------------------------------
                                                                              19

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
================================================================================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of municipal securities were as follows:

                                                            NATIONAL BOND
                                                              PORTFOLIO
                                                           ---------------
                                                              YEAR ENDED
                                                             FEBRUARY 29,
                                                                 2004
                                                           ---------------
                                                            (IN THOUSANDS)
PURCHASES:
Long-term obligations ..................................      $203,771
Short-term obligations .................................       288,493
                                                           ---------------
                                                               $492,264
                                                           ===============
MATURITIES OR SALES:
Long-term obligations ..................................      $217,308
Short-term obligations .................................       307,438
                                                           ---------------
                                                               $524,746
                                                           ===============


                                                             MONEY MARKET
                                                              PORTFOLIO
                                                           ---------------
                                                              YEAR ENDED
                                                             FEBRUARY 29,
                                                                 2004
                                                           ---------------
                                                            (IN THOUSANDS)
PURCHASES:
Municipal short-term obligations .......................       $25,439
                                                           ===============
MATURITIES OR SALES:
Municipal short-term obligations .......................       $24,238
                                                           ===============


4. INCOME TAXES
At February 29, 2004, information on the tax basis of investment was as follows:



                                                            NATIONAL BOND
                                                              PORTFOLIO
                                                           ---------------
                                                            (IN THOUSANDS)
Cost of investments for tax purposes ...................      $139,804
                                                           ===============
Gross tax unrealized appreciation ......................      $ 8,202
Gross tax unrealized depreciation ......................          (12)
                                                           ---------------
Net tax unrealized appreciation on
   investments .........................................      $ 8,190
                                                           ===============
Undistributed tax exempt income ........................      $    93
                                                           ===============
Undistributed ordinary income ..........................      $   770
                                                           ===============
Undistributed long-term capital gains ..................      $   362
                                                           ===============

The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales, and dividends payable.

The tax composition of distributions to shareholders of the National Bond Portfolio for the years ended February 28, 2003 and February 29, 2004 were as follows:

                                                            2004        2003
                                                          --------------------
                                                              (IN THOUSANDS)
Tax exempt income ......................................   $5,299      $6,195
Taxable ordinary income ................................        4           6
                                                          --------------------
                                                           $5,303      $6,201
                                                          ====================
Long-term capital gains ................................   $    6      $  300
                                                          ====================

                                                              MONEY MARKET
                                                              PORTFOLIO
                                                            ---------------
                                                            (IN THOUSANDS)
Cost of investments for tax purposes ...................       $11,683
                                                            ===============


--------------------------------------------------------------------------------
20

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                               FEBRUARY 29, 2004
--------------------------------------------------------------------------------

Capital loss carryforward expiring:
   February 2005 .............................................     $  --*
   February 2006 .............................................         2
   February 2007 .............................................         5
   February 2008 .............................................         1
   February 2012 .............................................         1
                                                                   -----
                                                                   $   9
                                                                   =====

*Rounds to less than one thousand.

The tax composition of distributions to shareholders of the Money Market Portfolio for the years ended February 28, 2003 and February 29, 2004 were as follows:


                                                              2004      2003
                                                             ----------------
                                                               (IN THOUSANDS)
Tax exempt income ..........................................   $15      $43
Taxable ordinary income ....................................     2       --
                                                             ----------------
                                                               $17      $43
                                                             ================


5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH
   AFFILIATES
An advisory fee of $761,174 and $54,680 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the year ended February 29, 2004. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of ..50%. For the period March 1, 2003 through February 29, 2004 the Adviser voluntarily waived a portion of the Money Market Portfolio's advisory fee in the amount of $5,520. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the year ended February 29, 2004, the Fund's expenses were reduced by $3,790 and $356 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $380,587 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the year ended February 29, 2004. Fees amounting to $27,340 payable to the Distributor by the Money Market Portfolio under this Plan for the year ended February 29, 2004, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At February 29, 2004, the Adviser and/or affiliated companies owned 295,004 shares of the National Bond Portfolio common shares, representing 2.17% of the outstanding shares and 1,044 shares of the Money Market Portfolio representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 115,735 shares of the National Bond Portfolio, and 5,210 shares of the Money Market Portfolio, representing in each case less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
                                                                              21

THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                          NATIONAL BOND PORTFOLIO
                                                                    YEARS ENDED ON LAST DAY OF FEBRUARY,
                                          -----------------------------------------------------------------------------------
                                                2004            2003             2002             2001             2000
                                          ===================================================================================
NET ASSET VALUE, BEGINNING OF YEAR .......   $   10.84       $   10.68        $   10.51        $    9.79        $   10.80
                                          -----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................        0.38            0.42             0.45             0.49             0.49
  Net gains or losses on securities (both
    realized and unrealized) .............        0.19            0.18             0.17             0.72            (0.95)
                                          -----------------------------------------------------------------------------------
  Total from investment operations .......        0.57            0.60             0.62             1.21            (0.46)
                                          -----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income ...       (0.38)          (0.42)           (0.45)           (0.49)           (0.49)
  Distributions from net realized gains ..          --(+)        (0.02)              --               --            (0.06)
                                          -----------------------------------------------------------------------------------
  Total distributions ....................       (0.38)          (0.44)           (0.45)           (0.49)           (0.55)
                                          -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .............   $   11.03       $   10.84        $   10.68        $   10.51        $    9.79
                                          ===================================================================================
TOTAL RETURN .............................        5.36%           5.76%            5.97%           12.68%           (4.30)%
                                          ===================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ...   $ 149,640       $ 165,175        $ 162,128        $ 158,139        $ 150,514
Ratio of expenses to average net assets ..         .94%(1)         .91%(1)          .91%(1)          .82%(1)          .64%(1)
Ratio of net investment income to average
 net assets...............................        3.50%           4.00%            4.28%(3)         4.82%            4.77%
Portfolio turnover rate ..................         166%            134%              76%              94%             163%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .94%, .90%, .90%, .81%, AND .63%, RESPECTIVELY, AS OF FEBRUARY 29, 2004,
    FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001 AND FEBRUARY 29,
    2000.

(+) 0.0005

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:




                                                                      MONEY MARKET PORTFOLIO
                                                                YEARS ENDED ON LAST DAY OF FEBRUARY,
                                            ------------------------------------------------------------------------------
                                                2004          2003              2002            2001            2000
                                            ==============================================================================
NET ASSET VALUE, BEGINNING OF YEAR .........  $  1.00        $  1.00          $  1.00          $  1.00         $  1.00
                                            ------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................    0.002          0.004             0.01             0.03            0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income .....   (0.002)        (0.004)           (0.01)           (0.03)          (0.02)
                                            ------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ...............  $  1.00        $  1.00          $  1.00          $  1.00         $  1.00
                                            ==============================================================================
TOTAL RETURN ...............................     0.16%          0.39%            1.12%            2.76%           2.38%
                                            ==============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .....  $11,089        $10,419          $11,693          $13,158         $13,456
Ratio of expenses to average net assets ....      .91%(1)(2)    1.00%(1)(2)      1.25%(1)(2)      1.33%(1)(2)     1.15%(1)
Ratio of net investment income to average
 net assets ................................     0.16%          0.39%            1.14%            2.73%           2.33%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .91%, 0.99%, 1.23%, 1.31%, AND 1.14%, RESPECTIVELY, AS OF FEBRUARY 29, 2004,
    FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001 AND FEBRUARY 29,
    2000.
(2) NET OF WAIVED ADVISORY, SERVICE AND DISTRIBUTION PLAN FEE. HAD THE EXPENSES BEEN PAID BY THE MONEY MARKET PORTFOLIO THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.21%, 1.27%, 1.50% AND 1.47% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .00%, .12%, .89% AND 2.59%, RESPECTIVELY, AS OF FEBRUARY 29, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002 AND FEBRUARY 28, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              23

THE VALUE LINE TAX EXEMPT FUND, INC.

REPORT OF INDEPENDENT AUDITORS
================================================================================

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE TAX EXEMPT FUND, INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Bond Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the "Fund") at February 29, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 14, 2004

--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

 DURING THE YEAR ENDED FEBRUARY 29, 2004, THE FUND PAID TO SHAREHOLDERS OF THE NATIONAL BOND PORTFOLIO $0.3761 AND TO THE MONEY MARKET PORTFOLIO $0.0016 PER SHARE, RESPECTIVELY FROM NET INVESTMENT INCOME. 85.83% OF THE MONEY MARKET PORTFOLIO'S DIVIDENDS FROM NET INVESTMENT INCOME WERE EXEMPT-INTEREST DIVIDENDS, AND ARE 100% FREE OF FEDERAL INCOME TAX. HOWEVER, STATE AND LOCAL TAXES DIFFER FROM STATE TO STATE AND A PORTION OF THE DIVIDENDS MAY BE SUBJECT TO THE INDIVIDUAL ALTERNATIVE MINIMUM TAX, SO IT IS SUGGESTED THAT YOU CONSULT YOUR OWN TAX ADVISER WITH RESPECT TO THOSE TAXES. DURING THE YEAR ENDED FEBRUARY 29, 2004, THE FUND PAID TO SHAREHOLDERS OF THE NATIONAL BOND PORTFOLIO $0.0005 PER SHARE OF LONG-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

MANAGEMENT OF THE FUND
================================================================================

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                        PRINCIPAL
                                                        OCCUPATION
                                          LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION       TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
===============================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner      Chairman of    Since 1984    Chairman, President and          Value Line, Inc.
Age 69                     the Board of                 Chief Executive Officer of
                           Trustees and                 Value Line, Inc. (the
                           President                    "Adviser") and Value Line
                                                        Publishing, Inc. Chairman
                                                        and President of each of the
                                                        15 Value Line Funds and
                                                        Value Line Securities Inc.
                                                        (the "Distributor")
---------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Trustee        Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                         President, Ruth Realty (real
Rolling Hills, CA 90274                                 estate broker); Director of the
Age 68                                                  Adviser since 2000.
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Trustee        Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd                                     Consultation Service, Inc.
Williamstown, MA 01267                                  Trustee Emeritus and
Age 80                                                  Chairman (1993-1994) of the
                                                        Board of Trustees of Duke
                                                        University; President
                                                        Emeritus, Williams College.
---------------------------------------------------------------------------------------------------------------
Frances T. Newton          Trustee        Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                   Duke Power Company.
Charlotte, SC 28209
Age 62
---------------------------------------------------------------------------------------------------------------
Francis Oakley             Trustee        Since 2000    Professor of History,            Berkshire Life
54 Scott Hill Road                                      Williams College, 1961 to        Insurance Company
Williamstown, MA 01267                                  present. President Emeritus      of America
Age 72                                                  since 1994 and President,
                                                        1985-1994; Chairman
                                                        (1993-1997) and Interim
                                                        President(2002) of the
                                                        American Council of
                                                        Learned Societies.


--------------------------------------------------------------------------------
                                                                              25

THE VALUE LINE TAX EXEMPT FUND, INC.

MANAGEMENT OF THE FUND
================================================================================

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION          TIME SERVED   PAST 5 YEARS                    HELD BY DIRECTOR
============================ ================= ============= =============================== ====================
David H. Porter              Trustee           Since 1997    Visiting Professor of           None
5 Birch Run Drive                                            Classics, Williams College,
Saratoga Springs, NY 12866                                   since 1999; President
Age 68                                                       Emeritus, Skidmore College
                                                             since 1999 and President,
                                                             1987-1998.
---------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee           Since 1984    Chairman, Institute for         A. Schulman Inc.
169 Pompano St.                                              Political Economy.              (plastics)
Panama City Beach, FL 32413
Age 64
---------------------------------------------------------------------------------------------------------------
Nancy Beth Sheerr            Trustee           Since 1996    Senior Financial Advisor,       None
1409 Beaumont Drive                                          Veritable, L.P. (investment
Gladwyne, PA 19035                                           adviser), since April 1, 2004;
Age 54                                                       Senior Financial Advisor,
                                                             Hawthorne, 2001-2004.
---------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Charles Heebner              Vice President    Since 1994    Senior Portfolio Manager        --
Age 67                                                       with the Adviser.
---------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President    Since 2001    Portfolio Manager with          --
Age 41                                                       the Adviser.
---------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1994    Director, Vice President and    --
Age 46                       Secretary and                   Compliance Officer of the
                             Treasurer                       Adviser. Director and Vice
                                                             President of the Distributor.
                                                             Vice President, Secretary and
                                                             Treasurer of each of the 14
                                                             Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-243-2729.







--------------------------------------------------------------------------------
26

                                            THE VALUE LINE TAX EXEMPT FUND, INC.


================================================================================
























                     (This page intentionally left blank.)



























--------------------------------------------------------------------------------
                                                                              27

THE VALUE LINE TAX EXEMPT FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.





* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
28